Shareholders' Equity, Payment of Dividends and Repurchase of Shares (Details) - MXN ($) $ in Billions			12 Months Ended
	Nov. 08, 2024	Apr. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Payment of Dividends [Abstract]
Percentage of withholding tax rate on payment of dividend			10.00%
Series B Common Stock [Member]
Repurchase of Shares [Abstract]
Treasury stock (in shares)			245,000,000	770,260,000
Series B Common Stock [Member] | Treasury Shares [Member]
Repurchase of Shares [Abstract]
Shares authorized for repurchase	$ 15	$ 15
Number of shares repurchased (in shares)			1,450,000,000